TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 3,762,768	R$ 4,335,054
Trade accounts payable - domestic market
TRADE ACCOUNTS PAYABLE
Trade accounts payable	2,701,246	3,368,834
Trade accounts payable - debtor risk
TRADE ACCOUNTS PAYABLE
Trade accounts payable	376,093	215,998
Trade accounts payable - intercompany
TRADE ACCOUNTS PAYABLE
Trade accounts payable	4,283	7,400
Trade accounts payable - imports
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 681,146	R$ 742,822